CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

NOTE 19 - CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Financial information pertaining only to First Clover Leaf Financial Corp. is as follows:

BALANCE SHEETS

December 31, 2012 and 2011

	2012	2011
Assets
Cash and cash equivalents	$823,324	$4,497,942
Loans, net	247,971	262,109
Investment in common stock of subsidiary	80,450,227	76,169,460
Other assets	832,501	860,891

Total assets	$82,354,023	$81,790,402

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000,000	$4,000,000
Accrued interest payable	7,950	7,802
Other liabilities	89,670	68,475
Total liabilities	4,097,620	4,076,277

Stockholders’ Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
	78,256,403	77,714,125

Total liabilities and stockholders’ equity	$82,354,023	$81,790,402

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

Years ended December 31, 2012 and 2011

	2012	2011
Interest income	$14,245	$38,108
Interest expense	(97,914)	(116,115)
Other income	—	4
Other expenses	(420,211)	(393,932)

Loss before income tax benefit and equity in undistributed net income of subsidiary	(503,880)	(471,935)

Income tax benefit	191,544	179,600

Loss before equity in undistributed net income of subsidiary	(312,336)	(292,335)

Equity in undistributed net income of subsidiary	4,376,837	2,187,363

Net income	$4,064,501	$1,895,028

Comprehensive income	$3,968,431	$2,572,435

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2012 and 2011

	2012	2011
Cash Flows from Operating Activities
Net income	$4,064,501	$1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiary	(4,376,837)	(2,187,363)
Premiums and discounts on subordinated debentures	—	25,728
Decrease (increase) in other assets	28,390	(315,747)
Increase in accrued interest payable	148	440
Increase (decrease) in other liabilities	21,195	(23,137)
Net cash (used in) operating activities	(262,603)	(605,051)

Cash Flows from Investing Activities
Purchases of available for sale securities	(2,999,983)	(5,499,999)
Proceeds from calls and maturities of available for sale securities	2,999,983	5,499,999
Loan payments	14,138	10,881
Net cash provided by investing activities	14,138	10,881

Cash Flows from Financing Activities
Repayment of ESOP loan	—	41,237
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash used in financing activities	(3,426,153)	(2,217,510)

Net decrease in cash and cash equivalents	(3,674,618)	(2,811,680)

Cash and cash equivalents:
Beginning of year	4,497,942	7,309,622

End of year	$823,324	$4,497,942